General accounting principles	9 Months Ended
Sep. 30, 2024
General accounting principles [Abstract]
General accounting principles
Note 2 – General accounting principles
The interim condensed consolidated financial statements do not include all information and disclosures required in the annual financial statements and should be read in conjunction with DHT’s audited consolidated financial statements included in its Annual Report on Form 20-F for 2023. The interim results are not necessarily indicative of the results for the entire year or for any future periods.
The interim condensed consolidated financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).
The interim condensed consolidated financial statements have been prepared on a historical cost basis. The accounting policies applied in these condensed consolidated interim financial statements are consistent with those presented in the 2023 audited consolidated financial statements.
These interim condensed consolidated financial statements have been prepared on a going concern basis.
Vessels under construction - pre-delivery installments
The initial pre-delivery installments made for vessels are recorded in the statement of financial position as “Advances for vessels under construction” under Non-current assets. Vessels under construction are presented at cost less identified impairment losses, if any. Costs relating to vessels under construction include pre-delivery installments to the shipyard and other vessel costs incurred during the construction period that are directly attributable to construction of the vessels, including borrowing costs, if any, incurred during the construction period.
Application of new and revised International Financial Reporting Standards (“IFRSs”)
 New and amended standards and interpretations that are issued are disclosed below.

o
Amendments to IAS 1 - Classification of Liabilities as Current or Non-current
The amendments affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expense, or the information disclosed about those items. The amendments are effective for annual periods beginning on or after January 1, 2024. The Company has adopted the amendments to IAS 1 and these amendments have no impact on the presentation of the Company’s interim condensed consolidated financial statements.